UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 24f-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2	OMB Approval
OMB Number: 3235-0456 Expires: December 31, 2014 Estimated average burden hours per response……… 2

1.	Name and address of issuer:

Neuberger Berman Income Funds 605 Third Avenue, 2nd Floor New York, NY 10158-0180

2.	The name of each series of class of securities for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes): ☐

Fund name

Neuberger Berman Core Bond Fund (All Classes)
Neuberger Berman Floating Rate Income Fund (All Classes)
Neuberger Berman High Income Bond Fund (All Classes)
Neuberger Berman Municipal Intermediate Bond Fund (All Classes)
Neuberger Berman Short Duration Bond Fund (All Classes)
Neuberger Berman Short Duration High Income Fund (All Classes)
Neuberger Berman Strategic Income Fund (All Classes)

3.	Investment Company Act File Number:	811-03802

	Securities Act File Number :	002-85229

4(a).	Last Day of Fiscal Year for which this Form is filed:	October 31, 2012

4(b).	☐	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).

4(c).	☐	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24 (f):				$3,076,061,557

	(ii)	Aggregate sale price of securities redeemed or repurchased during the fiscal year:		$1,557,743,712

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:		$-

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			-	$1,557,743,712

	(v)	Net Sales:				$1,518,317,845

	(vi)	Redemption credits available for use in future years:		$-

	(vii)	Multiplier for determining registration fee:			x	0.0001364

	(viii)	Registration Fee Due:			=	$207,098.55

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

						-

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

						-

7.	Interest due --if this Form is being filed more than 90 days after the end of the issuer’s fiscal year:

			+	$-

8.	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

				$207,098.55

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:
				January 25, 2013

  Method of Delivery:
 ☒  Wire Transfer

 ☐  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*:	/s/ John M. McGovern

John M. McGovern, Treasurer and Principal Financial and Accounting Officer

Date:	January 28, 2013

* Please print or type the name and title of the signing officer below the signature.